Quarterly Holdings Report
for
Fidelity Advisor® Series Growth Opportunities Fund
August 31, 2024
AXS3-NPRT3-1024
1.967936.110
Common Stocks - 97.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 21.7%
Entertainment - 6.1%
Netflix, Inc. (a)	20,200	14,167,270
Roku, Inc. Class A (a)	423,296	28,686,770
Sea Ltd. ADR Class A (a)	178,440	13,973,636
		56,827,676
Interactive Media & Services - 13.7%
Alphabet, Inc.:
Class A	98,200	16,043,916
Class C	249,460	41,188,341
Epic Games, Inc. (a)(b)(c)	2,200	1,320,000
Meta Platforms, Inc. Class A	124,189	64,740,968
Reddit, Inc. Class A	2,400	144,072
Zoominfo Technologies, Inc. (a)	512,482	5,068,447
		128,505,744
Media - 0.2%
Magnite, Inc. (a)	121,612	1,677,029
The Trade Desk, Inc. Class A (a)	3,400	355,402
		2,032,431
Wireless Telecommunication Services - 1.7%
T-Mobile U.S., Inc.	79,624	15,822,881
TOTAL COMMUNICATION SERVICES		203,188,732
CONSUMER DISCRETIONARY - 10.9%
Automobiles - 0.0%
Neutron Holdings, Inc. (a)(b)(c)	77,208	2,888
Rad Power Bikes, Inc. (a)(b)(c)	13,874	2,914
Rad Power Bikes, Inc. warrants 10/6/33 (a)(b)(c)	18,888	24,743
Rivian Automotive, Inc. Class A (a)	1,000	14,130
Tesla, Inc. (a)	260	55,669
		100,344
Broadline Retail - 5.5%
Amazon.com, Inc. (a)	286,480	51,136,680
Lenskart Solutions Pvt Ltd. (a)(b)(c)	129,260	375,052
		51,511,732
Hotels, Restaurants & Leisure - 1.2%
Chipotle Mexican Grill, Inc. (a)	28,600	1,603,888
Domino's Pizza, Inc.	7,100	2,940,891
Hilton Worldwide Holdings, Inc.	16,000	3,514,240
Sonder Holdings, Inc.:
Stage 1 rights (a)(c)	1,133	0
Stage 2 rights (a)(c)	1,132	0
Stage 3 rights (a)(c)	1,132	0
Stage 4 rights (a)(c)	1,132	0
Stage 5:
rights (a)(c)	1,132	0
rights (a)(c)	1,132	0
Starbucks Corp.	34,600	3,272,122
		11,331,141
Specialty Retail - 3.4%
Carvana Co. Class A (a)	101,500	15,287,930
Floor & Decor Holdings, Inc. Class A (a)	55,900	6,285,396
Lowe's Companies, Inc.	37,500	9,318,750
Wayfair LLC Class A (a)	21,586	918,484
		31,810,560
Textiles, Apparel & Luxury Goods - 0.8%
Bombas LLC (b)(c)	174,908	398,790
Hermes International SCA	600	1,438,568
LVMH Moet Hennessy Louis Vuitton SE	8,100	6,028,966
		7,866,324
TOTAL CONSUMER DISCRETIONARY		102,620,101
CONSUMER STAPLES - 0.4%
Consumer Staples Distribution & Retail - 0.3%
BJ's Wholesale Club Holdings, Inc. (a)	38,700	3,094,452
Food Products - 0.0%
Bowery Farming, Inc. (a)(c)	21,190	424
Bowery Farming, Inc. warrants (a)(b)(c)	7,445	149
		573
Tobacco - 0.1%
JUUL Labs, Inc.:
Class A (a)(b)(c)(d)	836,067	848,583
Class B (a)(b)(c)	709	720
		849,303
TOTAL CONSUMER STAPLES		3,944,328
FINANCIALS - 3.9%
Banks - 0.1%
Starling Bank Ltd. Series D (a)(b)(c)	244,400	1,017,477
Capital Markets - 1.2%
Blue Owl Capital, Inc. Class A (e)	140,000	2,469,600
Coinbase Global, Inc. Class A (a)	24,900	4,565,664
LPL Financial	17,200	3,858,648
		10,893,912
Financial Services - 2.6%
Apollo Global Management, Inc.	40,900	4,733,357
Block, Inc. Class A (a)	31,800	2,101,344
Circle Internet Financial Ltd.:
Class E (c)	53,240	1,545,025
Class F (c)	5,401	156,737
Marqeta, Inc. Class A (a)	852,588	4,544,294
MasterCard, Inc. Class A	400	193,336
Visa, Inc. Class A	40,226	11,117,260
		24,391,353
Insurance - 0.0%
Progressive Corp.	400	100,880
TOTAL FINANCIALS		36,403,622
HEALTH CARE - 7.8%
Biotechnology - 1.4%
AbbVie, Inc.	500	98,155
Alnylam Pharmaceuticals, Inc. (a)	5,563	1,461,344
Argenx SE ADR (a)	3,490	1,805,447
Ascendis Pharma A/S sponsored ADR (a)	8,116	1,123,660
Cytokinetics, Inc. (a)	38,141	2,177,088
Keros Therapeutics, Inc. (a)	10,100	458,035
Nuvalent, Inc. Class A (a)	14,400	1,225,872
Regeneron Pharmaceuticals, Inc. (a)	800	947,752
Vaxcyte, Inc. (a)	44,402	3,585,906
		12,883,259
Health Care Equipment & Supplies - 2.0%
Blink Health LLC Series A1 (a)(b)(c)	2,573	108,066
Boston Scientific Corp. (a)	187,301	15,319,349
TransMedics Group, Inc. (a)	20,799	3,495,480
		18,922,895
Health Care Providers & Services - 1.0%
agilon health, Inc. (a)(e)	200,083	816,339
UnitedHealth Group, Inc.	14,891	8,788,668
		9,605,007
Life Sciences Tools & Services - 0.3%
Thermo Fisher Scientific, Inc.	4,200	2,583,294
Pharmaceuticals - 3.1%
AstraZeneca PLC sponsored ADR	53,600	4,696,432
Eli Lilly & Co.	22,800	21,888,456
Merck & Co., Inc.	15,600	1,847,820
Novo Nordisk A/S Series B	6,400	889,025
Structure Therapeutics, Inc. ADR (a)	9,100	346,983
		29,668,716
TOTAL HEALTH CARE		73,663,171
INDUSTRIALS - 5.4%
Aerospace & Defense - 0.3%
Axon Enterprise, Inc. (a)	4,600	1,678,862
Space Exploration Technologies Corp. (a)(b)(c)	3,706	415,072
Space Exploration Technologies Corp. Class C (a)(b)(c)	623	69,776
		2,163,710
Building Products - 1.8%
Builders FirstSource, Inc. (a)	96,100	16,721,400
Commercial Services & Supplies - 0.3%
ACV Auctions, Inc. Class A (a)	162,800	3,045,988
Construction & Engineering - 0.0%
Fluor Corp. (a)	2,200	110,154
Electrical Equipment - 0.4%
Nextracker, Inc. Class A (a)	97,608	3,969,717
Ground Transportation - 2.6%
Bird Global, Inc.:
Stage 1 rights (a)(c)	152	0
Stage 2 rights (a)(c)	152	0
Stage 3 rights (a)(c)	152	0
Uber Technologies, Inc. (a)	332,376	24,306,657
		24,306,657
Machinery - 0.0%
Symbotic, Inc. (a)(e)	7,900	151,680
TOTAL INDUSTRIALS		50,469,306
INFORMATION TECHNOLOGY - 46.9%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	15,900	5,618,742
Electronic Equipment, Instruments & Components - 2.0%
Celestica, Inc. (a)	23,900	1,216,988
Flex Ltd. (a)	537,890	17,476,046
		18,693,034
IT Services - 0.5%
MongoDB, Inc. Class A (a)	15,300	4,449,087
Semiconductors & Semiconductor Equipment - 24.2%
Advanced Micro Devices, Inc. (a)	62,200	9,240,432
Analog Devices, Inc.	400	93,936
Applied Materials, Inc.	13,166	2,597,125
Arm Holdings Ltd. ADR	100	13,288
Astera Labs, Inc.	16,600	714,796
Broadcom, Inc.	165,000	26,865,300
First Solar, Inc. (a)	26,900	6,116,253
Marvell Technology, Inc.	195,447	14,900,879
Micron Technology, Inc.	32,300	3,108,552
NVIDIA Corp.	990,060	118,183,462
NXP Semiconductors NV	66,428	17,029,482
ON Semiconductor Corp. (a)	182,242	14,191,185
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	80,700	13,856,190
Xsight Labs Ltd. warrants 1/11/34 (a)(b)(c)	1,910	3,954
		226,914,834
Software - 13.4%
Cadence Design Systems, Inc. (a)	700	188,251
Convoy, Inc. warrants (a)(b)(c)	6,152	0
CoreWeave, Inc. Class A (c)	433	329,201
Datadog, Inc. Class A (a)	33,600	3,906,336
HubSpot, Inc. (a)	3,674	1,833,583
Intapp, Inc. (a)	96,079	4,438,850
Microsoft Corp.	229,983	95,935,109
Onestream, Inc.	1,100	34,100
Oracle Corp.	65,400	9,240,366
Salesforce, Inc.	1,779	449,909
SAP SE	17,300	3,796,370
ServiceNow, Inc. (a)	6,368	5,444,640
Stripe, Inc. Class B (a)(b)(c)	2,500	68,775
Synopsys, Inc. (a)	600	311,748
		125,977,238
Technology Hardware, Storage & Peripherals - 6.2%
Apple, Inc.	214,913	49,215,077
Dell Technologies, Inc. Class C	73,600	8,503,744
Western Digital Corp. (a)	1,200	78,708
		57,797,529
TOTAL INFORMATION TECHNOLOGY		439,450,464
UTILITIES - 0.8%
Electric Utilities - 0.8%
Constellation Energy Corp.	36,600	7,199,220
TOTAL COMMON STOCKS (Cost $433,417,686)		916,938,944

Convertible Preferred Stocks - 1.8%
	Shares	Value ($)
COMMUNICATION SERVICES - 0.1%
Interactive Media & Services - 0.1%
ByteDance Ltd. Series E1 (a)(b)(c)	4,644	1,029,621
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1C (a)(b)(c)	1,387,600	51,896
Rad Power Bikes, Inc.:
Series A (a)(b)(c)	1,809	380
Series C (a)(b)(c)	7,117	2,918
Series D (a)(b)(c)	12,697	7,745
Waymo LLC Series A2 (a)(b)(c)	2,896	185,489
		248,428
CONSUMER STAPLES - 0.0%
Consumer Staples Distribution & Retail - 0.0%
GoBrands, Inc. Series G (a)(b)(c)	2,400	67,320
Tobacco - 0.0%
JUUL Labs, Inc.:
Series C (a)(b)(c)	70,175	71,226
Series D (a)(b)(c)	938	952
		72,178
TOTAL CONSUMER STAPLES		139,498
FINANCIALS - 0.0%
Financial Services - 0.0%
Tenstorrent Holdings, Inc.:
Series C1 (b)(c)	2,264	168,238
Series D1 (b)(c)	1,400	110,460
		278,698
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Blink Health LLC:
Series C (a)(b)(c)	15,631	656,502
Series D (b)(c)	2,983	125,286
		781,788
Health Care Technology - 0.0%
Aledade, Inc. Series E1 (a)(b)(c)	5,837	230,970
TOTAL HEALTH CARE		1,012,758
INDUSTRIALS - 1.1%
Aerospace & Defense - 0.9%
Anduril Industries, Inc. Series F (b)(c)	22,366	486,161
Relativity Space, Inc. Series E (a)(b)(c)	36,263	775,666
Space Exploration Technologies Corp.:
Series D (b)(c)	166	185,920
Series I (a)(b)(c)	3,290	3,684,800
Series N (a)(b)(c)	2,559	2,866,080
		7,998,627
Air Freight & Logistics - 0.0%
Zipline International, Inc. Series G (b)(c)	8,269	346,885
Construction & Engineering - 0.2%
Beta Technologies, Inc. Series A (a)(b)(c)	15,188	1,672,654
TOTAL INDUSTRIALS		10,018,166
INFORMATION TECHNOLOGY - 0.4%
Electronic Equipment, Instruments & Components - 0.1%
CelLink Corp. Series D (a)(b)(c)	12,100	82,401
Enevate Corp. Series E (a)(b)(c)	285,844	171,506
VAST Data Ltd.:
Series A (b)(c)	2,512	45,618
Series A1 (b)(c)	6,183	112,283
Series A2 (b)(c)	7,112	129,154
Series B (b)(c)	5,659	102,767
Series C (b)(c)	165	2,996
Series E (b)(c)	5,408	98,209
		744,934
IT Services - 0.0%
Gupshup, Inc. (a)(b)(c)	17,900	153,045
Yanka Industries, Inc.:
Series E (a)(b)(c)	19,716	71,963
Series F (a)(b)(c)	13,160	77,249
		302,257
Semiconductors & Semiconductor Equipment - 0.1%
Sima Technologies, Inc.:
Series B (a)(b)(c)	40,700	265,364
Series B1 (a)(b)(c)	5,810	43,982
Xsight Labs Ltd.:
Series D (a)(b)(c)	17,400	97,092
Series D1 (b)(c)	6,366	50,673
		457,111
Software - 0.2%
Anthropic PBC Series D (b)(c)	2,890	86,700
Convoy, Inc. Series D (a)(b)(c)	93,888	1
CoreWeave, Inc. Series C (b)(c)	28	22,491
Databricks, Inc.:
Series G (a)(b)(c)	6,600	491,766
Series I (b)(c)	104	7,749
Lyte AI, Inc. Series B (b)(c)	12,300	156,039
Moloco, Inc. Series A (a)(b)(c)	11,676	668,101
Mountain Digital, Inc. Series D (a)(b)(c)	28,106	418,498
Stripe, Inc. Series H (a)(b)(c)	5,729	157,605
		2,008,950
TOTAL INFORMATION TECHNOLOGY		3,513,252
MATERIALS - 0.1%
Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (a)(b)(c)	23,194	640,154
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $13,738,730)		16,880,575

Convertible Bonds - 0.1%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.1%
Automobiles - 0.1%
Neutron Holdings, Inc.:
4% 5/22/27 (b)(c)	47,700	75,638
4% 6/12/27 (b)(c)	13,100	20,773
6.5% 10/29/26 (b)(c)(g)	424,512	446,162
		542,573
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
Convoy, Inc. 15% 9/30/26 (b)(c)	40,971	0
TOTAL CONVERTIBLE BONDS (Cost $526,283)		542,573

Preferred Securities - 0.0%
	Principal Amount (f)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Rad Power Bikes, Inc. 8% 12/31/25 (b)(c)	18,888	24,747
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment, Instruments & Components - 0.0%
Enevate Corp. 6% (b)(c)(h)	14,864	14,968
Semiconductors & Semiconductor Equipment - 0.0%
Sima Technologies, Inc. 10% 12/31/27 (b)(c)	43,261	43,607
TOTAL INFORMATION TECHNOLOGY		58,575
TOTAL PREFERRED SECURITIES (Cost $77,013)		83,322

Money Market Funds - 0.4%
	Shares	Value ($)
Fidelity Cash Central Fund 5.39% (i)	649,538	649,668
Fidelity Securities Lending Cash Central Fund 5.39% (i)(j)	2,746,149	2,746,423
TOTAL MONEY MARKET FUNDS (Cost $3,396,091)		3,396,091

Equity Funds - 0.0%
	Shares	Value ($)
Domestic Equity Funds - 0.0%
iShares Russell 1000 Growth ETF (Cost $506,329)	1,400	511,644

TOTAL INVESTMENT IN SECURITIES - 100.1% (Cost $451,662,132)	938,353,149
NET OTHER ASSETS (LIABILITIES) - (0.1)%	(1,190,099)
NET ASSETS - 100.0%	937,163,050

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Non-income producing
(b)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $22,163,429 or 2.4% of net assets.

(c)	Level 3 security
(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(e)	Security or a portion of the security is on loan at period end.
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aledade, Inc. Series E1	5/20/22	290,767

Anduril Industries, Inc. Series F	8/07/24	486,161

Anthropic PBC Series D	5/31/24	86,713

Beta Technologies, Inc. Series A	4/09/21	1,112,825

Blink Health LLC Series A1	12/30/20 - 6/17/24	76,057

Blink Health LLC Series C	11/07/19 - 7/14/21	596,729

Blink Health LLC Series D	6/17/24 - 6/25/24	125,286

Bombas LLC	2/16/21 - 11/12/21	830,401

Bowery Farming, Inc. warrants	10/25/23	0

ByteDance Ltd. Series E1	11/18/20	508,862

CelLink Corp. Series D	1/20/22	251,969

Convoy, Inc. Series D	10/30/19	1,271,244

Convoy, Inc. warrants	3/24/23	0

Convoy, Inc. 15% 9/30/26	3/24/23	40,971

CoreWeave, Inc. Series C	5/17/24	21,813

Databricks, Inc. Series G	2/01/21	390,209

Databricks, Inc. Series I	9/14/23	7,644

Diamond Foundry, Inc. Series C	3/15/21	556,656

Enevate Corp. Series E	1/29/21	316,911

Enevate Corp. 6%	11/02/23	14,864

Epic Games, Inc.	7/13/20 - 3/29/21	1,730,000

GoBrands, Inc. Series G	3/02/21	599,322

Gupshup, Inc.	6/08/21	409,287

JUUL Labs, Inc. Class A	2/23/24	848,583

JUUL Labs, Inc. Class B	11/21/17	0

JUUL Labs, Inc. Series C	5/22/15	0

JUUL Labs, Inc. Series D	6/25/18	0

Lenskart Solutions Pvt Ltd.	4/30/24	356,216

Lyte AI, Inc. Series B	8/13/24	156,039

Moloco, Inc. Series A	6/26/23	700,560

Mountain Digital, Inc. Series D	11/05/21	645,463

Neutron Holdings, Inc.	2/04/21	772

Neutron Holdings, Inc. Series 1C	7/03/18	253,709

Neutron Holdings, Inc. 4% 5/22/27	6/04/20	47,700

Neutron Holdings, Inc. 4% 6/12/27	6/12/20	13,100

Neutron Holdings, Inc. 6.5% 10/29/26	10/29/21 - 4/29/24	424,512

Rad Power Bikes, Inc.	1/21/21	66,926

Rad Power Bikes, Inc. warrants 10/6/33	10/06/23	0

Rad Power Bikes, Inc. Series A	1/21/21	8,726

Rad Power Bikes, Inc. Series C	1/21/21	34,331

Rad Power Bikes, Inc. Series D	9/17/21	121,686

Rad Power Bikes, Inc. 8% 12/31/25	10/06/23	18,888

Relativity Space, Inc. Series E	5/27/21	828,069

Sima Technologies, Inc. Series B	5/10/21	208,685

Sima Technologies, Inc. Series B1	4/25/22 - 10/17/22	41,198

Sima Technologies, Inc. 10% 12/31/27	4/08/24 - 7/05/24	43,261

Space Exploration Technologies Corp.	2/16/21 - 8/30/24	205,069

Space Exploration Technologies Corp. Class C	7/01/24	69,776

Space Exploration Technologies Corp. Series D	8/30/24	185,920

Space Exploration Technologies Corp. Series I	4/05/18	556,010

Space Exploration Technologies Corp. Series N	8/04/20	690,930

Starling Bank Ltd. Series D	6/18/21 - 4/05/22	468,193

Stripe, Inc. Class B	5/18/21	100,321

Stripe, Inc. Series H	3/15/21 - 5/25/23	229,877

Tenstorrent Holdings, Inc. Series C1	4/23/21	134,645

Tenstorrent Holdings, Inc. Series D1	7/16/24	110,357

VAST Data Ltd. Series A	11/28/23	27,632

VAST Data Ltd. Series A1	11/28/23	68,013

VAST Data Ltd. Series A2	11/28/23	78,232

VAST Data Ltd. Series B	11/28/23	62,249

VAST Data Ltd. Series C	11/28/23	1,815

VAST Data Ltd. Series E	11/28/23	118,976

Waymo LLC Series A2	5/08/20	248,671

Xsight Labs Ltd. warrants 1/11/34	1/11/24	0

Xsight Labs Ltd. Series D	2/16/21	139,130

Xsight Labs Ltd. Series D1	1/11/24	50,903

Yanka Industries, Inc. Series E	5/15/20	238,154

Yanka Industries, Inc. Series F	4/08/21	419,499

Zipline International, Inc. Series G	6/07/24	346,854

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.39%	1,286,935	114,560,564	115,198,248	84,122	417	-	649,668	0.0%
Fidelity Securities Lending Cash Central Fund 5.39%	12,523,731	126,473,748	136,251,056	12,019	-	-	2,746,423	0.0%
Total	13,810,666	241,034,312	251,449,304	96,141	417	-	3,396,091

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.